Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.52%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Domestic Equity Funds–20.95%
Invesco Dividend Income Fund, Class R6	8.47%	$54,952,874	$2,382,206	$(16,782,158)	$5,366,150	$1,273,806	$1,187,992	2,042,098	$47,192,878
Invesco Russell Top 200 Pure Value ETF	—	30,067,272	—	(34,928,396)	(5,916,739)	10,777,863	172,695	—	—
Invesco S&P 500® Enhanced Value ETF	6.00%	—	34,587,119	(1,041,773)	(132,933)	(11,258)	408,285	951,608	33,401,155
Invesco S&P 500® High Dividend Low Volatility ETF	2.51%	—	13,944,595	—	14,854	—	240,969	327,456	13,959,449
Invesco S&P High Income Infrastructure ETF	3.97%	20,110,878	1,053,552	(2,151,047)	3,186,418	(55,514)	648,697	813,823	22,144,287
Total Domestic Equity Funds		105,131,024	51,967,472	(54,903,374)	2,517,750	11,984,897	2,658,638		116,697,769
Fixed Income Funds–68.33%
Invesco Core Plus Bond Fund, Class R6	14.48%	72,378,414	6,600,087	(4,122,275)	5,839,783	(31,018)	2,131,329	7,293,399	80,664,991
Invesco Corporate Bond Fund, Class R6	3.74%	18,600,424	1,515,760	(1,408,838)	2,090,823	24,398	651,623	2,747,041	20,822,567
Invesco Emerging Markets Sovereign Debt ETF	3.47%	17,447,557	799,712	(748,461)	1,765,378	46,465	701,765	662,458	19,310,651
Invesco Floating Rate Fund, Class R6	8.75%	43,377,322	4,897,117	(530,710)	983,115	(30,239)	1,806,020	6,598,456	48,696,605
Invesco High Yield Fund, Class R6	6.75%	33,561,990	3,203,552	(1,000,704)	1,922,339	(83,728)	1,622,907	9,284,802	37,603,449
Invesco Multi-Asset Income Fund, Class R6	9.95%	49,947,305	3,105,055	(2,539,717)	4,914,844	(2,117)	2,085,120	5,127,231	55,425,370
Invesco Quality Income Fund, Class R5	11.73%	58,861,884	6,447,873	(1,518,029)	1,645,296	(92,719)	1,933,190	5,532,964	65,344,305
Invesco Taxable Municipal Bond ETF	3.50%	17,481,769	1,604,720	(1,257,342)	1,589,519	67,407	547,219	601,422	19,486,073
Invesco Variable Rate Preferred ETF	5.96%	30,031,531	823,698	(1,041,221)	3,422,530	(43,331)	1,313,739	1,305,791	33,193,207
Total Fixed Income Funds		341,688,196	28,997,574	(14,167,297)	24,173,627	(144,882)	12,792,912		380,547,218
Foreign Equity Funds–5.48%
Invesco S&P International Developed Low Volatility ETF	5.48%	27,759,346	1,056,903	(2,206,784)	3,852,107	52,271	755,267	893,265	30,513,843
Real Estate Funds–5.03%
Invesco Global Real Estate Income Fund, Class R6	5.03%	24,855,037	1,791,509	(1,912,217)	3,178,082	93,294	836,588	2,935,608	28,005,705
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Invesco Income Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–100.52%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(b)	0.26%	$884,184	$22,033,374	$(21,495,419)	$—	$—	$15,145	1,422,139	$1,422,139
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(b)	0.18%	564,877	15,742,587	(15,291,564)	—	85	10,941	1,015,681	1,015,985
Invesco Treasury Portfolio, Institutional Class, 1.79%(b)	0.29%	1,010,495	25,180,999	(24,566,193)	—	—	17,025	1,625,301	1,625,301
Total Money Market Funds		2,459,556	62,956,960	(61,353,176)	—	85	43,111		4,063,425
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $531,407,912)	100.52%	$501,893,159	$146,770,418	$(134,542,848)	$33,721,566	$11,985,665	$17,086,516		$559,827,960
OTHER ASSETS LESS LIABILITIES	(0.52)%								(2,878,132)
NET ASSETS	100.00%								$556,949,828
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Income Allocation Fund